Information about Geographic Areas - Additional Information (Detail) - Foreign Countries [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net carrying value of long lived assets	$ 5,719		$ 5,613	$ 7,324
External Customers [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 6,868	$ 6,442	$ 32,705	$ 33,124	$ 34,013